Accrued Expenses And Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses And Other Current Liabilities [Abstract]
Schedule Of Accrued Expenses And Other Current Liabilities

	December 31,
	2013	2012
	(in thousands)
Payroll, bonus and vacation expense	$ 3,573	$ 4,086
Non-income taxes	2,750	3,318
Royalty expenses	2,001	2,536
Accrued interest	760	671
Health claims	1,036	1,479
Workers’ compensation & pneumoconiosis	1,190	1,784
Deferred revenues	3,592	2,788
Accrued insured litigation claims	2,579	2,783
Other	3,086	2,733
Total	$ 20,567	$ 22,178